EQUITY (Details) - Schedule of equity portion is recognized under other equity $ in Thousands	Dec. 31, 2022 USD ($)
EQUITY (Details) - Schedule of equity portion is recognized under other equity [Line Items]
Face Value	$ 9,352,260
Adjustment to fair value
Convertible Notes at the date of issue	(3,610,470)
Issuance cost	(730,279)
Subtotal	(4,340,749)
Fair Value of Notes	5,011,511
Debt component at the date of issue	(102,031)
Equity component at the date of issue	4,909,480
Convertible Notes G [Member]
EQUITY (Details) - Schedule of equity portion is recognized under other equity [Line Items]
Face Value	1,115,996
Adjustment to fair value
Convertible Notes at the date of issue	(923,616)
Issuance cost
Subtotal	(923,616)
Fair Value of Notes	192,380
Equity component at the date of issue	192,380
Convertible Notes H [Member]
EQUITY (Details) - Schedule of equity portion is recognized under other equity [Line Items]
Face Value	1,372,837
Adjustment to fair value
Convertible Notes at the date of issue
Issuance cost	(24,812)
Subtotal	(24,812)
Fair Value of Notes	1,348,025
Debt component at the date of issue	(102,031)
Equity component at the date of issue	1,245,994
Convertible Notes I [Member]
EQUITY (Details) - Schedule of equity portion is recognized under other equity [Line Items]
Face Value	6,863,427
Adjustment to fair value
Convertible Notes at the date of issue	(2,686,854)
Issuance cost	(705,467)
Subtotal	(3,392,321)
Fair Value of Notes	3,471,106
Debt component at the date of issue
Equity component at the date of issue	$ 3,471,106